Investments - Gross unrealized losses and fair value by type and length of time held in a continuous unrealized loss position (Details) $ in Millions	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
U.S. government and agencies
Less than 12 months
Number of issues | security	10	6
Fair value	$ 17	$ 74
Unrealized losses	$ 0	$ 0
12 months or more
Number of issues | security	0	0
Fair value	$ 0	$ 0
Unrealized losses	0	0
Total unrealized losses
Total unrealized losses	$ 0	$ 0
Municipal
Less than 12 months
Number of issues | security	7	4
Fair value	$ 31	$ 22
Unrealized losses	$ 0	$ (5)
12 months or more
Number of issues | security	0	1
Fair value	$ 0	$ 14
Unrealized losses	0	(2)
Total unrealized losses
Total unrealized losses	$ 0	$ (7)
Corporate
Less than 12 months
Number of issues | security	114	92
Fair value	$ 558	$ 504
Unrealized losses	$ (19)	$ (8)
12 months or more
Number of issues | security	25	43
Fair value	$ 153	$ 237
Unrealized losses	(21)	(22)
Total unrealized losses
Total unrealized losses	$ (40)	$ (30)
ABS
Less than 12 months
Number of issues | security	5	22
Fair value	$ 2	$ 61
Unrealized losses	$ 0	$ (1)
12 months or more
Number of issues | security	4	5
Fair value	$ 5	$ 19
Unrealized losses	(2)	(2)
Total unrealized losses
Total unrealized losses	$ (2)	$ (3)
MBS
Less than 12 months
Number of issues | security	3	8
Fair value	$ 0	$ 1
Unrealized losses	$ 0	$ 0
12 months or more
Number of issues | security	10	22
Fair value	$ 0	$ 5
Unrealized losses	0	(1)
Total unrealized losses
Total unrealized losses	$ 0	$ (1)
Fixed income securities
Less than 12 months
Number of issues | security	139	132
Fair value	$ 608	$ 662
Unrealized losses	$ (19)	$ (14)
12 months or more
Number of issues | security	39	71
Fair value	$ 158	$ 275
Unrealized losses	(23)	(27)
Total unrealized losses
Total unrealized losses	$ (42)	$ (41)
Investment grade fixed income securities
Less than 12 months
Number of issues | security	69	85
Fair value	$ 388	$ 524
Unrealized losses	$ (5)	$ (3)
12 months or more
Number of issues | security	19	39
Fair value	$ 73	$ 152
Unrealized losses	(17)	(17)
Total unrealized losses
Total unrealized losses	$ (22)	$ (20)
Below investment grade fixed income securities
Less than 12 months
Number of issues | security	70	47
Fair value	$ 220	$ 138
Unrealized losses	$ (14)	$ (11)
12 months or more
Number of issues | security	20	32
Fair value	$ 85	$ 123
Unrealized losses	(6)	(10)
Total unrealized losses
Total unrealized losses	$ (20)	$ (21)